Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	2024	2023	2022
	$m	$m	$m
Raw materials and consumables	1,489	1,531	1,422
Inventories in process	2,282	2,325	1,864
Finished goods and goods for resale	1,517	1,568	1,413
Inventories	5,288	5,424	4,699